JPMorgan Ultra-Short Income ETF
Schedule of Portfolio Investments as of May 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 53.9%
Aerospace & Defense — 0.3%
BAE Systems Holdings, Inc. (United Kingdom) 3.80%, 10/7/2024 (a)	6,040,000	5,997,330
L3Harris Technologies, Inc.
3.83%, 4/27/2025	65,880,000	64,846,364
3.85%, 12/15/2026	2,902,000	2,798,143
		73,641,837
Automobile Components — 0.1%
Magna International, Inc. (Canada) 3.63%, 6/15/2024	16,015,000	15,999,160
Automobiles — 2.4%
BMW US Capital LLC (Germany)
(SOFRINDX + 0.84%), 6.21%, 4/1/2025 (a) (b)	13,625,000	13,689,432
(SOFRINDX + 0.62%), 5.95%, 8/11/2025 (a) (b)	9,237,000	9,269,055
(SOFRINDX + 0.55%), 5.92%, 4/2/2026 (a) (b)	81,125,000	81,341,317
Hyundai Capital America
0.88%, 6/14/2024 (a)	47,002,000	46,930,675
1.00%, 9/17/2024 (a)	5,566,000	5,487,353
2.65%, 2/10/2025 (a) (c)	8,000,000	7,825,864
5.80%, 6/26/2025 (a)	24,390,000	24,400,285
6.00%, 7/11/2025 (a)	28,960,000	29,042,050
1.80%, 10/15/2025 (a)	1,792,000	1,700,103
(SOFR + 1.32%), 6.67%, 11/3/2025 (a) (b)	7,000,000	7,054,740
5.50%, 3/30/2026 (a)	1,961,000	1,956,676
1.50%, 6/15/2026 (a) (c)	2,659,000	2,447,020
1.65%, 9/17/2026 (a)	1,451,000	1,328,118
5.25%, 1/8/2027 (a)	44,239,000	43,961,102
Mercedes-Benz Finance North America LLC (Germany)
4.90%, 1/9/2026 (a)	84,449,000	84,039,674
1.45%, 3/2/2026 (a)	6,330,000	5,928,636
Volkswagen Group of America Finance LLC (Germany)
2.85%, 9/26/2024 (a)	6,760,000	6,692,676
3.35%, 5/13/2025 (a)	5,000,000	4,896,195
(SOFR + 0.93%), 6.31%, 9/12/2025 (a) (b)	119,020,000	119,711,506
4.63%, 11/13/2025 (a)	5,008,000	4,938,475
1.25%, 11/24/2025 (a)	12,208,000	11,464,489
(SOFR + 0.83%), 6.22%, 3/20/2026 (a) (b)	42,692,000	42,818,102
3.20%, 9/26/2026 (a)	9,504,000	9,030,550
		565,954,093
Banks — 20.6%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (a) (b)	30,000,000	30,361,468
Australia & New Zealand Banking Group Ltd. (Australia)
4.83%, 2/3/2025 (a)	23,413,000	23,304,490
5.38%, 7/3/2025	72,769,000	72,796,215
(SOFR + 0.56%), 5.94%, 3/18/2026 (a) (b)	125,870,000	126,165,795
Banco Santander SA (Spain)
2.71%, 6/27/2024	13,555,000	13,526,969
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 5.74%, 6/30/2024 (b)	66,257,000	66,214,311
3.50%, 3/24/2025	10,215,000	10,046,096

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
2.75%, 5/28/2025	78,693,000	76,430,794
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.55%, 3/14/2028 (b)	29,600,000	29,458,308
Bank of America Corp.
(3-MONTH CME TERM SOFR + 1.35%), 3.09%, 10/1/2025 (b)	2,383,000	2,361,161
(3-MONTH CME TERM SOFR + 0.90%), 2.02%, 2/13/2026 (b)	15,000,000	14,610,111
(SOFR + 1.29%), 5.08%, 1/20/2027 (b)	95,000,000	94,317,602
Bank of America NA (SOFR + 0.78%), 6.13%, 8/18/2025 (b)	5,320,000	5,350,199
Bank of Montreal (Canada)
5.30%, 6/5/2026	67,200,000	67,080,075
(SOFRINDX + 1.16%), 6.54%, 12/11/2026 (b)	79,051,000	80,147,120
Bank of New Zealand (New Zealand) 4.85%, 2/7/2028 (a)	75,000,000	73,880,464
Bank of Nova Scotia (The) (Canada)
0.65%, 7/31/2024	7,304,000	7,245,238
1.45%, 1/10/2025	500,000	487,533
(SOFR + 0.46%), 5.83%, 1/10/2025 (b)	32,900,000	32,941,020
1.30%, 6/11/2025	22,760,000	21,798,201
5.45%, 6/12/2025	74,090,000	74,001,548
4.75%, 2/2/2026	67,362,000	66,623,222
1.05%, 3/2/2026	2,000,000	1,857,029
Banque Federative du Credit Mutuel SA (France)
4.94%, 1/26/2026 (a)	84,097,000	83,361,561
5.90%, 7/13/2026 (a)	96,402,000	97,285,680
5.09%, 1/23/2027 (a)	16,779,000	16,696,396
BNP Paribas SA (France) 3.38%, 1/9/2025 (a)	35,441,000	34,924,040
BPCE SA (France)
5.03%, 1/15/2025 (a)	119,399,000	118,995,176
(SOFR + 0.96%), 6.33%, 9/25/2025 (a) (b)	113,486,000	114,310,640
5.10%, 1/26/2026 (a)	66,344,000	65,904,292
5.20%, 1/18/2027 (a)	8,677,000	8,650,504
Canadian Imperial Bank of Commerce (Canada)
(SOFRINDX + 0.94%), 6.30%, 4/7/2025 (b)	95,598,000	96,043,860
5.14%, 4/28/2025	87,920,000	87,594,707
3.95%, 8/4/2025	226,000	222,073
Citibank NA (SOFRINDX + 0.59%), 5.93%, 4/30/2026 (b)	19,329,000	19,354,340
Citigroup, Inc.
(SOFR + 0.69%), 6.05%, 10/30/2024 (b)	24,674,000	24,689,446
(SOFR + 0.53%), 1.28%, 11/3/2025 (b)	37,295,000	36,586,546
3.70%, 1/12/2026	1,045,000	1,017,020
(SOFR + 0.69%), 2.01%, 1/25/2026 (b)	20,768,000	20,263,850
(SOFR + 1.53%), 3.29%, 3/17/2026 (b)	7,796,000	7,644,540
(3-MONTH CME TERM SOFR + 1.51%), 6.81%, 7/1/2026 (b)	23,987,000	24,218,617
Citizens Bank NA (SOFR + 1.02%), 5.28%, 1/26/2026 (b)	69,943,000	69,440,713
Commonwealth Bank of Australia (Australia) (SOFR + 0.74%), 6.13%, 3/14/2025 (a) (b)	11,628,000	11,667,269
Credit Agricole SA (France)
2.38%, 1/22/2025 (a)	3,600,000	3,522,487
5.57%, 2/28/2025 (a)	112,332,000	112,255,136
5.59%, 7/5/2026 (a)	64,257,000	64,542,203
DNB Bank ASA (Norway) (SOFRINDX + 1.95%), 5.90%, 10/9/2026 (a) (b)	17,680,000	17,736,443

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Federation des Caisses Desjardins du Quebec (Canada)
2.05%, 2/10/2025 (a)	12,410,000	12,101,599
(SOFRINDX + 1.09%), 5.28%, 1/23/2026 (a) (b)	203,120,000	202,340,214
Fifth Third Bancorp 2.55%, 5/5/2027	7,223,000	6,700,198
HSBC Holdings plc (United Kingdom)
(3-MONTH CME TERM SOFR + 1.40%), 2.63%, 11/7/2025 (b)	120,549,000	118,903,717
(SOFR + 1.54%), 1.65%, 4/18/2026 (b)	87,074,000	83,992,156
(SOFR + 1.93%), 2.10%, 6/4/2026 (b)	17,123,000	16,502,959
HSBC USA, Inc. 5.63%, 3/17/2025	1,560,000	1,560,452
ING Groep NV (Netherlands)
(SOFR + 1.64%), 3.87%, 3/28/2026 (b)	5,734,000	5,648,811
(SOFR + 1.56%), 6.08%, 9/11/2027 (b)	55,000,000	55,553,834
KeyBank NA
(SOFRINDX + 0.32%), 5.71%, 6/14/2024 (b)	68,003,000	68,002,961
5.85%, 11/15/2027 (c)	1,510,000	1,499,218
Lloyds Banking Group plc (United Kingdom)
4.45%, 5/8/2025	71,056,000	70,298,724
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.44%, 2/5/2026 (b)	16,000,000	15,641,872
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.72%, 8/11/2026 (b)	15,000,000	14,816,854
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (b)	58,422,000	58,266,335
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.19%, 2/25/2025	21,549,000	21,022,339
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.95%, 7/19/2025 (b)	66,270,000	65,849,627
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.06%, 9/12/2025 (b)	4,499,000	4,487,693
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 0.96%, 10/11/2025 (b)	34,169,000	33,575,574
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.72%, 2/20/2026 (b)	62,690,000	62,638,516
Mizuho Financial Group, Inc. (Japan)
3.48%, 4/12/2026 (a)	1,565,000	1,509,574
(3-MONTH CME TERM SOFR + 1.09%), 2.23%, 5/25/2026 (b)	8,000,000	7,735,123
Morgan Stanley Bank NA (SOFR + 1.08%), 4.95%, 1/14/2028 (b)	24,562,000	24,323,486
National Australia Bank Ltd. (Australia)
4.75%, 12/10/2025	23,828,000	23,660,739
(SOFR + 0.65%), 6.03%, 12/10/2025 (a) (b)	44,601,000	44,746,211
(SOFR + 0.55%), 5.90%, 1/29/2026 (a) (b)	104,000,000	104,119,803
National Bank of Canada (Canada)
0.75%, 8/6/2024	7,390,000	7,325,933
5.25%, 1/17/2025	79,394,000	79,166,061
(SOFR + 1.01%), 3.75%, 6/9/2025 (b)	68,074,000	68,050,817
(SOFRINDX + 0.90%), 6.27%, 3/25/2027 (b)	177,694,000	178,068,117
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	3,350,000	3,307,786
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (b)	50,000,000	50,134,790
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 5.58%, 3/1/2028 (b)	49,426,000	49,414,402
NatWest Markets plc (United Kingdom)
0.80%, 8/12/2024 (a)	14,463,000	14,326,274
(SOFR + 0.53%), 5.86%, 8/12/2024 (a) (b)	30,695,000	30,705,743
PNC Financial Services Group, Inc. (The) (SOFRINDX + 1.09%), 4.76%, 1/26/2027 (b)	81,210,000	80,190,403
Royal Bank of Canada (Canada) 4.88%, 1/19/2027	32,563,000	32,326,454

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Societe Generale SA (France)
2.63%, 10/16/2024 (a) (c)	10,595,000	10,468,813
2.63%, 1/22/2025 (a)	96,006,000	93,975,610
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.23%, 1/21/2026 (a) (b)	4,450,000	4,341,721
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.52%, 1/19/2028 (a) (b)	99,000,000	98,172,362
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.10%), 7.78%, 11/16/2025 (a) (b)	2,850,000	2,873,598
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 1.82%, 11/23/2025 (a) (b)	18,463,000	18,091,155
(SOFR + 1.74%), 7.12%, 3/30/2026 (a) (b)	10,609,000	10,690,795
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.19%, 7/6/2027 (a) (b)	45,000,000	45,363,150
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.35%, 1/15/2025	14,650,000	14,356,223
5.46%, 1/13/2026	25,879,000	25,878,613
Sumitomo Mitsui Trust Bank Ltd. (Japan)
(SOFR + 0.44%), 5.82%, 9/16/2024 (a) (b)	33,827,000	33,860,150
5.65%, 3/9/2026 (a)	20,516,000	20,594,607
5.20%, 3/7/2027 (a)	45,107,000	44,953,370
Svenska Handelsbanken AB (Sweden) 5.25%, 6/15/2026 (a)	107,095,000	107,110,669
Toronto-Dominion Bank (The) (Canada) (SOFR + 0.48%), 5.85%, 10/10/2025 (b) (c)	111,929,000	112,114,011
UBS AG (Switzerland)
4.75%, 8/9/2024	8,640,000	8,622,638
3.63%, 9/9/2024	16,089,000	15,998,348
Wells Fargo & Co.
(SOFR + 1.32%), 3.91%, 4/25/2026 (b)	24,500,000	24,102,166
(SOFR + 2.00%), 2.19%, 4/30/2026 (b)	7,656,000	7,414,976
(SOFR + 1.56%), 4.54%, 8/15/2026 (b)	500,000	494,038
Wells Fargo Bank NA
4.81%, 1/15/2026	70,583,000	70,059,904
(SOFR + 1.07%), 6.45%, 12/11/2026 (b)	37,507,000	37,991,546
Westpac Banking Corp. (Australia) (SOFR + 0.55%), 5.90%, 1/29/2026 (a) (b)	103,539,000	103,805,043
Westpac New Zealand Ltd. (New Zealand)
5.13%, 2/26/2027 (a)	28,013,000	27,909,556
4.90%, 2/15/2028 (a)	30,000,000	29,621,166
		4,815,312,105
Beverages — 0.1%
Constellation Brands, Inc.
4.75%, 11/15/2024	18,877,000	18,789,975
3.70%, 12/6/2026	3,941,000	3,790,872
Suntory Holdings Ltd. (Japan) 2.25%, 10/16/2024 (a)	4,200,000	4,143,131
		26,723,978
Biotechnology — 1.2%
AbbVie, Inc.
2.60%, 11/21/2024	56,357,000	55,568,290
3.80%, 3/15/2025	102,864,000	101,476,766
Amgen, Inc.
1.90%, 2/21/2025	983,000	956,738
5.25%, 3/2/2025	92,163,000	91,938,795

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Biotechnology — continued
3.13%, 5/1/2025	21,300,000	20,839,510
2.60%, 8/19/2026	631,000	597,121
		271,377,220
Capital Markets — 3.4%
Bank of New York Mellon (The) (SOFR + 0.45%), 5.84%, 3/13/2026 (b)	17,048,000	17,062,545
Bank of New York Mellon Corp. (The) (SOFR + 1.35%), 4.41%, 7/24/2026 (b)	11,494,000	11,358,349
Goldman Sachs Bank USA
(SOFR + 0.77%), 6.15%, 3/18/2027 (b)	96,041,000	96,662,732
(SOFR + 0.75%), 5.41%, 5/21/2027 (b)	36,393,000	36,283,092
Goldman Sachs Group, Inc. (The)
3.85%, 7/8/2024	10,908,000	10,886,438
(SOFR + 0.49%), 5.84%, 10/21/2024 (b)	38,732,000	38,737,422
3.50%, 1/23/2025	12,257,000	12,089,629
3.50%, 4/1/2025	18,418,000	18,098,001
(3-MONTH CME TERM SOFR + 1.46%), 3.27%, 9/29/2025 (b)	3,700,000	3,669,596
(SOFR + 0.61%), 0.86%, 2/12/2026 (b)	2,575,000	2,488,415
3.75%, 2/25/2026	13,456,000	13,101,220
(SOFR + 1.07%), 6.41%, 8/10/2026 (b)	34,982,000	35,137,670
(SOFR + 0.79%), 1.09%, 12/9/2026 (b)	7,025,000	6,557,621
3.85%, 1/26/2027	40,000,000	38,620,817
Intercontinental Exchange, Inc. 3.65%, 5/23/2025	5,000,000	4,914,440
Macquarie Bank Ltd. (Australia)
2.30%, 1/22/2025 (a) (c)	18,309,000	17,929,984
5.39%, 12/7/2026 (a)	17,007,000	17,029,569
(SOFR + 1.20%), 6.60%, 12/7/2026 (a) (b)	15,000,000	15,193,704
Macquarie Group Ltd. (Australia) (SOFR + 0.71%), 6.07%, 10/14/2025 (a) (b)	1,100,000	1,100,628
Morgan Stanley
(SOFR + 0.51%), 5.88%, 1/22/2025 (b)	2,958,000	2,960,071
(SOFR + 0.56%), 1.16%, 10/21/2025 (b)	12,000,000	11,783,721
(SOFR + 0.72%), 0.99%, 12/10/2026 (b)	6,000,000	5,591,866
(SOFR + 1.30%), 5.05%, 1/28/2027 (b)	50,000,000	49,647,834
Nomura Holdings, Inc. (Japan) 5.10%, 7/3/2025	1,000,000	992,283
State Street Corp. (SOFR + 0.94%), 2.35%, 11/1/2025 (b)	2,335,000	2,302,045
UBS AG (Switzerland)
(SOFR + 0.45%), 5.80%, 8/9/2024 (a) (b)	30,423,000	30,435,473
(SOFR + 0.93%), 6.31%, 9/11/2025 (b)	70,430,000	70,890,894
UBS Group AG (Switzerland)
3.75%, 3/26/2025	72,708,000	71,577,926
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 4.49%, 8/5/2025 (a) (b)	110,199,000	109,901,775
(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (b)	23,100,000	22,890,851
(SOFR + 3.34%), 6.37%, 7/15/2026 (a) (b)	19,000,000	19,092,888
		794,989,499
Chemicals — 0.3%
Eastman Chemical Co. 3.80%, 3/15/2025	10,729,000	10,582,406
Nutrien Ltd. (Canada)
5.90%, 11/7/2024	726,000	726,472
3.00%, 4/1/2025	26,346,000	25,782,398

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
Sherwin-Williams Co. (The)
3.13%, 6/1/2024	1,881,000	1,881,000
4.05%, 8/8/2024	13,400,000	13,357,869
Westlake Corp.
0.88%, 8/15/2024	6,993,000	6,923,386
3.60%, 8/15/2026	2,915,000	2,799,166
		62,052,697
Commercial Services & Supplies — 0.5%
Element Fleet Management Corp. (Canada)
6.27%, 6/26/2026 (a)	67,601,000	68,207,874
5.64%, 3/13/2027 (a)	57,831,000	57,862,219
		126,070,093
Communications Equipment — 0.1%
Cisco Systems, Inc. 4.80%, 2/26/2027	16,103,000	16,054,100
Consumer Finance — 5.9%
AerCap Ireland Capital DAC (Ireland) 1.65%, 10/29/2024	172,797,000	169,884,292
American Express Co.
3.95%, 8/1/2025	61,374,000	60,341,575
4.90%, 2/13/2026	1,000,000	992,775
(SOFR + 1.00%), 4.99%, 5/1/2026 (b)	1,038,000	1,031,151
3.30%, 5/3/2027	29,917,000	28,442,040
5.85%, 11/5/2027	19,076,000	19,521,431
(SOFR + 1.00%), 5.10%, 2/16/2028 (b)	14,600,000	14,515,198
American Honda Finance Corp.
0.75%, 8/9/2024	5,630,000	5,581,768
Series A, 4.60%, 4/17/2025	17,885,000	17,751,343
(SOFRINDX + 0.78%), 6.13%, 4/23/2025 (b)	8,400,000	8,428,341
5.00%, 5/23/2025	134,270,000	133,671,846
(SOFR + 0.50%), 5.87%, 10/10/2025 (b)	64,803,000	64,842,332
Avolon Holdings Funding Ltd. (Ireland)
3.95%, 7/1/2024 (a)	1,500,000	1,497,855
2.88%, 2/15/2025 (a)	23,617,000	23,067,669
Capital One Financial Corp.
3.20%, 2/5/2025	4,903,000	4,820,156
4.25%, 4/30/2025	8,988,000	8,872,748
(SOFR + 1.29%), 2.64%, 3/3/2026 (b)	27,974,000	27,310,016
(SOFR + 2.16%), 4.99%, 7/24/2026 (b)	8,298,000	8,221,172
(SOFR + 0.86%), 1.88%, 11/2/2027 (b)	21,014,000	19,200,563
Caterpillar Financial Services Corp. (SOFR + 0.45%), 5.78%, 11/14/2024 (b)	122,378,617	122,548,663
General Motors Financial Co., Inc.
1.20%, 10/15/2024	11,003,000	10,822,351
2.90%, 2/26/2025	18,150,000	17,778,044
John Deere Capital Corp.
(SOFR + 0.50%), 5.86%, 7/3/2025 (b)	52,201,000	52,366,288
(SOFR + 0.48%), 5.83%, 10/22/2025 (b)	102,324,000	102,555,077
(SOFR + 0.44%), 5.83%, 3/6/2026 (b)	115,400,000	115,631,492

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
Toyota Motor Credit Corp.
(SOFR + 0.52%), 5.85%, 8/22/2024 (b)	112,607,000	112,685,375
(SOFR + 0.55%), 5.89%, 10/16/2024 (b)	114,534,000	114,700,822
(SOFR + 0.35%), 5.68%, 4/14/2025 (b)	27,940,000	27,951,176
(SOFR + 0.65%), 6.02%, 1/5/2026 (b)	75,000,000	75,268,616
		1,370,302,175
Consumer Staples Distribution & Retail — 0.0% ^
7-Eleven, Inc. 0.95%, 2/10/2026 (a)	2,469,000	2,289,818
Dollar General Corp. 3.88%, 4/15/2027	519,000	499,774
		2,789,592
Containers & Packaging — 0.1%
Avery Dennison Corp. 0.85%, 8/15/2024	15,000,000	14,864,091
Sonoco Products Co. 1.80%, 2/1/2025	2,000,000	1,948,742
		16,812,833
Diversified REITs — 0.3%
WP Carey, Inc. 4.00%, 2/1/2025	61,782,000	60,985,064
Diversified Telecommunication Services — 0.1%
NBN Co. Ltd. (Australia) 0.88%, 10/8/2024 (a)	750,000	737,399
Telstra Corp. Ltd. (Australia) 3.13%, 4/7/2025 (a)	14,950,000	14,654,858
Verizon Communications, Inc. 3.38%, 2/15/2025	631,000	621,267
		16,013,524
Electric Utilities — 3.0%
American Electric Power Co., Inc. Series N, 1.00%, 11/1/2025	1,461,000	1,369,511
Arizona Public Service Co. 2.55%, 9/15/2026	1,170,000	1,089,433
Cleveland Electric Illuminating Co. (The) 5.50%, 8/15/2024	26,109,000	26,084,005
Duke Energy Corp.
5.00%, 12/8/2025	1,004,000	997,763
2.65%, 9/1/2026	747,000	704,232
4.85%, 1/5/2027	82,342,000	81,566,326
Emera US Finance LP (Canada) 0.83%, 6/15/2024	11,121,000	11,095,728
Enel Finance International NV (Italy)
2.65%, 9/10/2024 (a)	10,617,000	10,523,967
4.25%, 6/15/2025 (a) (d)	14,133,000	13,951,768
6.80%, 10/14/2025 (a) (d)	27,022,000	27,458,485
1.37%, 7/12/2026 (a) (d)	3,005,000	2,768,877
Entergy Corp.
0.90%, 9/15/2025	1,163,000	1,095,741
2.95%, 9/1/2026	699,000	661,415
Evergy, Inc. 2.45%, 9/15/2024	80,026,000	79,265,437
Eversource Energy
4.20%, 6/27/2024	44,805,000	44,754,162
5.00%, 1/1/2027	18,266,000	18,069,897
Exelon Corp.
3.40%, 4/15/2026	5,956,000	5,760,097
2.75%, 3/15/2027	3,246,000	3,033,719

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Georgia Power Co.
Series A, 2.20%, 9/15/2024	37,878,000	37,480,586
(SOFRINDX + 0.75%), 6.10%, 5/8/2025 (b)	52,192,000	52,384,761
5.00%, 2/23/2027	10,752,000	10,729,699
Interstate Power and Light Co. 3.25%, 12/1/2024	6,238,000	6,162,019
ITC Holdings Corp. 3.65%, 6/15/2024	4,775,000	4,769,986
NextEra Energy Capital Holdings, Inc.
4.20%, 6/20/2024	1,088,000	1,087,145
4.26%, 9/1/2024	34,871,000	34,729,053
6.05%, 3/1/2025	19,458,000	19,498,423
5.75%, 9/1/2025	35,823,000	35,884,471
4.95%, 1/29/2026	96,815,000	96,189,757
1.88%, 1/15/2027	1,424,000	1,305,633
3.55%, 5/1/2027	944,000	900,111
Niagara Mohawk Power Corp. 3.51%, 10/1/2024 (a)	9,869,000	9,781,094
Pinnacle West Capital Corp. 1.30%, 6/15/2025	190,000	181,154
PPL Capital Funding, Inc. 3.10%, 5/15/2026	1,308,000	1,255,051
Southwestern Electric Power Co. Series K, 2.75%, 10/1/2026	460,000	431,510
Tampa Electric Co. 3.88%, 7/12/2024	16,877,000	16,839,652
Virginia Power Fuel Securitization LLC Series A-1, 5.09%, 5/1/2027	45,553,000	45,298,447
		705,159,115
Electronic Equipment, Instruments & Components — 0.1%
TD SYNNEX Corp. 1.25%, 8/9/2024	24,822,000	24,607,433
Energy Equipment & Services — 0.0% ^
Schlumberger Holdings Corp. 4.00%, 12/21/2025 (a)	5,937,000	5,806,447
Entertainment — 0.1%
Netflix, Inc. 5.88%, 2/15/2025	2,001,000	2,005,643
Take-Two Interactive Software, Inc.
3.55%, 4/14/2025	15,997,000	15,722,966
5.00%, 3/28/2026	8,706,000	8,640,120
		26,368,729
Financial Services — 1.3%
Citigroup Global Markets Holdings, Inc. 0.75%, 6/7/2024	29,285,000	29,267,162
Corebridge Financial, Inc. 3.50%, 4/4/2025	40,937,000	40,183,479
EDP Finance BV (Portugal) 3.63%, 7/15/2024 (a)	64,171,000	63,986,839
Fiserv, Inc.
2.75%, 7/1/2024	27,532,000	27,467,242
3.85%, 6/1/2025	5,718,000	5,615,075
3.20%, 7/1/2026	10,000,000	9,575,233
Global Payments, Inc. 2.65%, 2/15/2025	98,038,000	95,876,017
National Rural Utilities Cooperative Finance Corp. (SOFR + 0.70%), 6.04%, 5/7/2025 (b)	38,872,000	39,026,188
NTT Finance Corp. (Japan) 1.16%, 4/3/2026 (a)	776,000	720,159
		311,717,394
Food Products — 0.2%
Campbell Soup Co.
3.95%, 3/15/2025	7,004,000	6,909,461

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Food Products — continued
3.30%, 3/19/2025	1,695,000	1,664,029
General Mills, Inc.
4.00%, 4/17/2025	1,271,000	1,254,475
4.70%, 1/30/2027	14,835,000	14,633,603
Mondelez International Holdings Netherlands BV
2.25%, 9/19/2024 (a)	628,000	621,403
0.75%, 9/24/2024 (a) (c)	5,991,000	5,897,987
Tyson Foods, Inc. 4.00%, 3/1/2026	3,004,000	2,929,817
		33,910,775
Ground Transportation — 0.5%
Canadian Pacific Railway Co. (Canada) 1.35%, 12/2/2024	5,933,000	5,809,273
Penske Truck Leasing Co. LP
3.45%, 7/1/2024 (a)	4,000,000	3,992,266
2.70%, 11/1/2024 (a)	15,544,000	15,347,545
3.95%, 3/10/2025 (a)	13,370,000	13,193,558
5.75%, 5/24/2026 (a)	54,563,000	54,744,743
3.40%, 11/15/2026 (a)	4,558,000	4,337,059
5.35%, 1/12/2027 (a)	24,679,000	24,625,254
		122,049,698
Health Care Equipment & Supplies — 0.1%
Baxter International, Inc. 2.60%, 8/15/2026	5,000,000	4,702,064
Becton Dickinson & Co.
3.36%, 6/6/2024	1,072,000	1,071,768
3.73%, 12/15/2024	25,882,000	25,629,273
Zimmer Biomet Holdings, Inc. 1.45%, 11/22/2024	585,000	572,972
		31,976,077
Health Care Providers & Services — 0.8%
Cardinal Health, Inc. 3.08%, 6/15/2024	44,340,000	44,293,091
Cigna Group (The)
3.50%, 6/15/2024	17,569,000	17,553,745
3.25%, 4/15/2025	3,050,000	2,990,196
4.50%, 2/25/2026	3,047,000	3,003,096
1.25%, 3/15/2026	1,663,000	1,546,907
CVS Health Corp. 5.00%, 2/20/2026	4,792,000	4,746,263
Elevance Health, Inc.
3.35%, 12/1/2024	11,000,000	10,877,671
2.38%, 1/15/2025	82,584,000	80,952,622
1.50%, 3/15/2026	3,000,000	2,801,903
Humana, Inc. 4.50%, 4/1/2025	16,417,000	16,292,138
Laboratory Corp. of America Holdings 3.25%, 9/1/2024	1,356,000	1,347,630
		186,405,262
Health Care REITs — 0.1%
Healthpeak OP LLC 3.40%, 2/1/2025	4,510,000	4,437,508
Ventas Realty LP 3.50%, 2/1/2025	20,015,000	19,695,978
		24,133,486

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — 0.2%
Marriott International, Inc.
Series EE, 5.75%, 5/1/2025	12,506,000	12,512,494
5.45%, 9/15/2026	42,438,000	42,572,454
		55,084,948
Insurance — 5.6%
AEGON Funding Co. LLC (Netherlands) 5.50%, 4/16/2027 (a)	72,400,000	71,931,933
Aon North America, Inc. 5.13%, 3/1/2027	24,376,000	24,304,899
Athene Global Funding
2.75%, 6/25/2024 (a)	1,094,000	1,091,940
0.91%, 8/19/2024 (a)	9,385,000	9,287,753
Brighthouse Financial Global Funding
1.75%, 1/13/2025 (a)	18,888,000	18,404,159
1.55%, 5/24/2026 (a)	1,406,000	1,294,464
5.55%, 4/9/2027 (a)	60,662,000	60,582,137
CNA Financial Corp. 4.50%, 3/1/2026	3,750,000	3,684,595
Corebridge Global Funding
0.65%, 6/17/2024 (a)	24,278,000	24,229,704
5.75%, 7/2/2026 (a)	34,554,000	34,565,511
(SOFR + 1.30%), 6.67%, 9/25/2026 (a) (b)	88,857,000	89,966,317
Equitable Financial Life Global Funding 1.10%, 11/12/2024 (a)	4,277,000	4,187,424
Jackson National Life Global Funding
2.65%, 6/21/2024 (a)	8,651,000	8,635,441
1.75%, 1/12/2025 (a)	4,116,000	4,011,936
5.60%, 4/10/2026 (a)	73,449,000	73,091,408
MassMutual Global Funding II (SOFR + 0.98%), 6.35%, 7/10/2026 (a) (b)	113,952,000	115,043,546
Met Tower Global Funding 4.85%, 1/16/2027 (a)	36,092,000	35,850,418
Metropolitan Life Global Funding I (SOFRINDX + 0.57%), 5.94%, 4/9/2026 (a) (b)	54,691,000	54,758,817
New York Life Global Funding
3.86%, 8/26/2024 (a)	179,360,000	178,541,119
(SOFRINDX + 0.58%), 5.94%, 1/16/2026 (a) (b)	134,932,000	135,289,869
Pacific Life Global Funding II
(SOFRINDX + 0.86%), 6.24%, 6/16/2025 (a) (b)	7,205,000	7,243,955
1.20%, 6/24/2025 (a)	1,500,000	1,434,638
(SOFR + 0.60%), 5.98%, 3/27/2026 (a) (b)	69,006,000	69,065,852
(SOFRINDX + 1.05%), 6.40%, 7/28/2026 (a) (b)	55,983,000	56,507,942
Principal Life Global Funding II
1.25%, 6/23/2025 (a)	3,500,000	3,347,443
(SOFR + 0.90%), 6.22%, 8/28/2025 (a) (b)	64,631,000	65,051,263
5.00%, 1/16/2027 (a)	14,849,000	14,771,122
Protective Life Global Funding 4.99%, 1/12/2027 (a)	37,334,000	37,154,094
Reliance Standard Life Global Funding II
2.50%, 10/30/2024 (a)	3,544,000	3,493,492
2.75%, 5/7/2025 (a)	72,080,000	70,135,618
5.24%, 2/2/2026 (a)	21,309,000	21,049,388
		1,298,008,197
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc. 1.22%, 10/18/2024	33,740,000	33,193,964

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Machinery — 0.9%
Daimler Truck Finance North America LLC (Germany)
1.63%, 12/13/2024 (a)	3,099,000	3,033,700
5.20%, 1/17/2025 (a)	48,700,000	48,533,721
3.50%, 4/7/2025 (a)	12,489,000	12,258,252
5.60%, 8/8/2025 (a)	17,943,000	17,945,098
5.15%, 1/16/2026 (a)	10,998,000	10,936,162
2.00%, 12/14/2026 (a)	10,000,000	9,202,250
5.00%, 1/15/2027 (a)	18,892,000	18,745,049
3.65%, 4/7/2027 (a)	2,950,000	2,824,507
Otis Worldwide Corp. 2.06%, 4/5/2025	59,859,000	58,135,581
Parker-Hannifin Corp. 3.65%, 6/15/2024	18,763,000	18,741,869
Stanley Black & Decker, Inc. 2.30%, 2/24/2025	5,000,000	4,882,184
		205,238,373
Media — 0.1%
Cox Communications, Inc. 3.35%, 9/15/2026 (a)	515,000	491,528
Omnicom Group, Inc. 3.65%, 11/1/2024	15,058,000	14,925,651
		15,417,179
Metals & Mining — 0.2%
Anglo American Capital plc (South Africa) 3.63%, 9/11/2024 (a)	5,501,000	5,452,811
Newmont Corp. 5.30%, 3/15/2026 (a)	30,866,000	30,760,190
		36,213,001
Multi-Utilities — 0.8%
Ameren Corp.
2.50%, 9/15/2024	21,911,000	21,704,040
1.95%, 3/15/2027	2,702,000	2,470,450
CenterPoint Energy, Inc. 2.50%, 9/1/2024	25,000,000	24,795,482
DTE Energy Co.
Series C, 2.53%, 10/1/2024 (d)	51,585,000	51,035,710
4.22%, 11/1/2024 (d)	39,195,000	38,928,093
2.85%, 10/1/2026	3,215,000	3,037,365
NiSource, Inc. 3.49%, 5/15/2027	4,155,000	3,952,391
Public Service Enterprise Group, Inc. 2.88%, 6/15/2024	41,291,000	41,234,147
		187,157,678
Oil, Gas & Consumable Fuels — 1.8%
ConocoPhillips Co. 2.40%, 3/7/2025	547,000	534,551
Enbridge, Inc. (Canada)
3.50%, 6/10/2024	28,069,000	28,051,331
2.50%, 1/15/2025	39,608,000	38,854,406
Energy Transfer LP 4.75%, 1/15/2026	103,000	101,675
Enterprise Products Operating LLC 4.60%, 1/11/2027	71,564,000	70,772,597
Marathon Petroleum Corp. 3.63%, 9/15/2024	9,400,000	9,335,682
MPLX LP 4.88%, 12/1/2024	37,000,000	36,865,476
ONEOK, Inc.
2.75%, 9/1/2024	17,009,000	16,873,835
5.00%, 3/1/2026	3,435,000	3,405,143
Phillips 66 3.85%, 4/9/2025	392,000	386,293

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Pioneer Natural Resources Co. 5.10%, 3/29/2026	28,294,000	28,206,222
Sabine Pass Liquefaction LLC 5.63%, 3/1/2025	2,684,000	2,678,665
Spectra Energy Partners LP 3.50%, 3/15/2025	3,762,000	3,697,811
TransCanada PipeLines Ltd. (Canada) 1.00%, 10/12/2024	53,742,000	52,820,524
Williams Cos., Inc. (The)
4.55%, 6/24/2024	89,955,000	89,873,588
3.90%, 1/15/2025	31,273,000	30,939,170
		413,396,969
Paper & Forest Products — 0.0% ^
Georgia-Pacific LLC 0.95%, 5/15/2026 (a) (c)	3,897,000	3,581,478
Personal Care Products — 0.1%
Haleon UK Capital plc 3.13%, 3/24/2025	16,322,000	15,983,654
Pharmaceuticals — 0.2%
Bayer US Finance II LLC (Germany)
3.38%, 7/15/2024 (a)	3,651,000	3,639,719
4.25%, 12/15/2025 (a)	6,140,000	5,989,178
Bayer US Finance LLC (Germany) 3.38%, 10/8/2024 (a)	3,000,000	2,973,900
Bristol-Myers Squibb Co. (SOFR + 0.49%), 5.82%, 2/20/2026 (b)	33,658,000	33,799,667
EMD Finance LLC (Germany) 3.25%, 3/19/2025 (a)	3,730,000	3,662,855
		50,065,319
Professional Services — 0.1%
Equifax, Inc. 2.60%, 12/1/2024	18,677,000	18,394,160
Semiconductors & Semiconductor Equipment — 0.1%
Microchip Technology, Inc.
0.98%, 9/1/2024	3,859,000	3,811,888
4.25%, 9/1/2025	13,591,000	13,375,878
NXP BV (China)
2.70%, 5/1/2025	4,431,000	4,311,097
3.88%, 6/18/2026	168,000	163,034
		21,661,897
Software — 0.5%
Oracle Corp. 2.50%, 4/1/2025	117,530,000	114,496,877
Roper Technologies, Inc. 2.35%, 9/15/2024	5,680,000	5,627,643
VMware LLC 1.00%, 8/15/2024	7,113,000	7,042,869
		127,167,389
Specialized REITs — 0.2%
American Tower Corp.
2.95%, 1/15/2025	2,868,000	2,817,997
2.40%, 3/15/2025	25,650,000	25,005,521
4.40%, 2/15/2026	5,314,000	5,214,995
1.60%, 4/15/2026	6,221,000	5,791,364
Crown Castle, Inc. 4.45%, 2/15/2026	8,426,000	8,273,344
		47,103,221

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialty Retail — 0.0% ^
AutoZone, Inc.
3.25%, 4/15/2025	1,643,000	1,610,095
3.63%, 4/15/2025	534,000	524,933
3.75%, 6/1/2027	3,204,000	3,076,219
Lowe's Cos., Inc.
3.13%, 9/15/2024	2,974,000	2,952,178
3.38%, 9/15/2025	2,000,000	1,949,803
		10,113,228
Technology Hardware, Storage & Peripherals — 0.4%
Dell International LLC
4.00%, 7/15/2024	2,000,000	1,995,929
5.85%, 7/15/2025	3,351,000	3,361,491
6.02%, 6/15/2026	2,235,000	2,255,132
4.90%, 10/1/2026	1,941,000	1,919,018
Hewlett Packard Enterprise Co. 5.90%, 10/1/2024	86,671,000	86,683,749
		96,215,319
Tobacco — 0.5%
Altria Group, Inc. 2.35%, 5/6/2025	54,189,000	52,574,982
BAT Capital Corp. (United Kingdom)
3.22%, 8/15/2024	55,242,000	54,949,237
2.79%, 9/6/2024	9,067,000	8,993,873
		116,518,092
Trading Companies & Distributors — 0.2%
Air Lease Corp. 0.80%, 8/18/2024	39,030,000	38,603,321
TTX Co. 5.50%, 9/25/2026 (a)	3,705,000	3,705,623
		42,308,944
Transportation Infrastructure — 0.0% ^
Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.63%, 4/28/2026 (a)	6,970,000	6,710,300
Water Utilities — 0.0% ^
American Water Capital Corp. 3.40%, 3/1/2025	3,084,000	3,035,177
Wireless Telecommunication Services — 0.3%
T-Mobile USA, Inc. 3.50%, 4/15/2025	77,666,000	76,205,162
Total Corporate Bonds (Cost $12,588,956,394)		12,585,986,035
Asset-Backed Securities — 13.8%
AIMCO CLO (Cayman Islands) Series 2018-AA, Class A, 6.60%, 4/17/2031 (a) (e)	14,841,124	14,877,247
AIMCO CLO Ltd. (Cayman Islands)
Series 2020-12A, Class XR, 6.17%, 1/17/2032 (a) (e)	2,202,435	2,202,193
Series 2020-12A, Class AR, 6.49%, 1/17/2032 (a) (e)	3,665,315	3,669,226
Series 2019-10A, Class AR, 6.65%, 7/22/2032 (a) (e)	10,000,000	9,997,500
Ally Auto Receivables Trust
Series 2024-1, Class A2, 5.32%, 1/15/2027	84,806,000	84,642,808
Series 2022-3, Class A3, 5.07%, 4/15/2027	6,250,000	6,227,592
Series 2022-2, Class A3, 4.76%, 5/17/2027	21,759,000	21,623,215
AmeriCredit Automobile Receivables Trust Series 2022-2, Class A3, 4.38%, 4/18/2028	4,631,550	4,593,543

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Anchorage Capital CLO Ltd. (Cayman Islands) Series 2016-9A, Class XR, 6.54%, 7/15/2032 (a) (e)	125,000	124,980
Apidos CLO (Cayman Islands)
Series 2016-24A, Class A1AL, 6.54%, 10/20/2030 (a) (e)	43,984,793	44,088,642
Series 2018-18A, Class AR, 6.47%, 10/22/2030 (a) (e)	41,378,693	41,395,286
Series 2019-31A, Class A1R, 6.69%, 4/15/2031 (a) (e)	28,565,000	28,631,185
Series 2016-25A, Class A1R2, 6.47%, 10/20/2031 (a) (e)	18,141,138	18,160,385
Ares CLO Ltd. (Cayman Islands)
Series 2016-40A, Class A1RR, 6.46%, 1/15/2029 (a) (e)	9,752,805	9,765,142
Series 2013-2A, Class XR2, 6.54%, 10/28/2034 (a) (e)	2,500,000	2,499,765
ARI Fleet Lease Trust Series 2023-A, Class A2, 5.41%, 2/17/2032 (a)	8,210,696	8,188,676
Assurant CLO Ltd. (Cayman Islands) Series 2019-4A, Class AR, 6.67%, 4/20/2030 (a) (e)	17,013,037	17,027,396
Atlas Senior Loan Fund Ltd. (Cayman Islands) Series 2021-18A, Class X, 6.44%, 1/18/2035 (a) (e)	933,333	933,238
Bain Capital Credit CLO (Cayman Islands) Series 2019-1A, Class X, 6.42%, 4/19/2034 (a) (e)	2,400,000	2,399,760
Bain Capital Credit CLO Ltd. (Cayman Islands) Series 2020-3A, Class X, 6.44%, 10/23/2034 (a) (e)	1,466,667	1,466,237
Ballyrock CLO Ltd. (Cayman Islands)
Series 2020-2A, Class A1R, 6.60%, 10/20/2031 (a) (e)	19,986,852	20,002,701
Series 2019-1A, Class A1R, 6.62%, 7/15/2032 (a) (e)	42,764,000	42,862,828
Bank of America Auto Trust Series 2023-2A, Class A2, 5.85%, 8/17/2026 (a)	76,409,000	76,473,153
Barings CLO Ltd. (Cayman Islands)
Series 2018-3A, Class A1, 6.54%, 7/20/2029 (a) (e)	204,667	204,728
Series 2018-4A, Class A1R, 6.48%, 10/15/2030 (a) (e)	27,692,000	27,698,729
BMW Vehicle Lease Trust Series 2024-1, Class A2A, 5.10%, 7/27/2026	54,063,000	53,877,472
BMW Vehicle Owner Trust Series 2023-A, Class A2A, 5.72%, 4/27/2026	28,486,042	28,497,242
Buckhorn Park CLO Ltd. (Cayman Islands) Series 2019-1A, Class XR, 6.24%, 7/18/2034 (a) (e)	416,663	416,581
Buttermilk Park CLO Ltd. (Cayman Islands)
Series 2018-1A, Class A1R, 0.00%, 10/15/2031 (a) (e) (f)	37,491,503	37,491,503
Series 2018-1A, Class A1, 6.69%, 10/15/2031 (a) (e)	16,289,818	16,285,746
Capital One Prime Auto Receivables Trust Series 2021-1, Class A3, 0.77%, 9/15/2026	8,164,515	7,948,062
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands) Series 2015-1A, Class AR3, 6.57%, 7/20/2031 (a) (e)	6,229,376	6,237,873
CARLYLE US CLO Ltd. (Cayman Islands) Series 2018-2A, Class A1R, 6.48%, 10/15/2031 (a) (e)	15,984,432	16,012,949
CarVal CLO Ltd. (Cayman Islands) Series 2018-1A, Class AR, 6.55%, 7/16/2031 (a) (e)	36,508,710	36,566,357
CCG Receivables Trust Series 2023-2, Class A2, 6.28%, 4/14/2032 (a)	12,000,000	12,079,952
Cedar Funding II CLO Ltd. (Cayman Islands) Series 2013-1A, Class AXR, 6.44%, 4/20/2034 (a) (e)	767,857	767,618
Chesapeake Funding LLC (Canada) Series 2023-2A, Class A1, 6.16%, 10/15/2035 (a)	11,681,565	11,748,748
CIFC Funding Ltd. (Cayman Islands)
Series 2017-5A, Class A1, 6.76%, 11/16/2030 (a) (e)	18,561,474	18,601,269
Series 2018-4A, Class A1, 6.73%, 10/17/2031 (a) (e)	34,142,353	34,180,217
Citibank Credit Card Issuance Trust Series 2023-A2, Class A2, 5.98%, 12/8/2027 (e)	65,328,000	65,549,775
CNH Equipment Trust
Series 2022-A, Class A3, 2.94%, 7/15/2027	6,039,770	5,901,439
Series 2024-A, Class A2, 5.19%, 7/15/2027	42,055,000	41,901,129
Dell Equipment Finance Trust
Series 2022-1, Class A3, 2.49%, 8/23/2027 (a)	3,426,722	3,414,496
Series 2023-1, Class A3, 5.65%, 9/22/2028 (a)	9,224,000	9,231,657
Series 2023-2, Class A2, 5.84%, 1/22/2029 (a)	16,890,332	16,899,792
Series 2023-3, Class A2, 6.10%, 4/23/2029 (a)	38,979,843	39,034,426
Series 2024-1, Class A2, 5.58%, 3/22/2030 (a)	46,964,000	46,996,560
Dewolf Park CLO Ltd. Series 2017-1A, Class AR, 6.51%, 10/15/2030 (a) (e)	21,118,361	21,151,074
Dllad LLC Series 2024-1A, Class A2, 5.50%, 8/20/2027 (a)	25,750,950	25,743,081

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Dryden CLO Ltd. (Cayman Islands) Series 2018-58A, Class A1, 6.58%, 7/17/2031 (a) (e)	6,416,477	6,424,119
Dryden Senior Loan Fund (Cayman Islands)
Series 2017-47A, Class A1R, 6.57%, 4/15/2028 (a) (e)	19,318,880	19,333,389
Series 2013-30A, Class AR, 6.40%, 11/15/2028 (a) (e)	5,448,708	5,448,768
Series 2013-26A, Class AR, 6.49%, 4/15/2029 (a) (e)	5,311,133	5,318,579
Series 2014-36A, Class AR3, 6.61%, 4/15/2029 (a) (e)	24,294,422	24,329,916
Series 2017-49A, Class AR, 6.54%, 7/18/2030 (a) (e)	1,281,078	1,283,061
Series 2015-41A, Class AR, 6.56%, 4/15/2031 (a) (e)	4,485,000	4,496,190
Elmwood CLO Ltd. (Cayman Islands) Series 2022-5A, Class AR, 6.97%, 7/17/2033 (a) (e)	39,000,000	39,177,099
Enterprise Fleet Financing LLC
Series 2022-4, Class A2, 5.76%, 10/22/2029 (a)	25,337,246	25,338,493
Series 2023-3, Class A2, 6.40%, 3/20/2030 (a)	49,548,000	50,038,302
Flatiron CLO Ltd. (Cayman Islands) Series 2018-1A, Class A, 6.53%, 4/17/2031 (a) (e)	2,664,156	2,667,729
Ford Credit Auto Lease Trust Series 2023-A, Class A2A, 5.19%, 6/15/2025	187,428	187,375
Ford Credit Auto Owner Trust Series 2023-C, Class A2A, 5.68%, 9/15/2026	29,837,000	29,846,020
Galaxy CLO Ltd. (Cayman Islands)
Series 2015-19A, Class A1RR, 6.53%, 7/24/2030 (a) (e)	19,018,975	19,053,818
Series 2013-15A, Class ARR, 6.56%, 10/15/2030 (a) (e)	18,932,783	18,952,208
Series 2018-28A, Class A1, 6.69%, 7/15/2031 (a) (e)	17,063,753	17,088,615
Series 2018-26A, Class AR, 6.50%, 11/22/2031 (a) (e)	40,908,542	40,908,542
Series 2016-22A, Class XRR, 6.49%, 4/16/2034 (a) (e)	1,684,211	1,684,041
GM Financial Automobile Leasing Trust Series 2024-2, Class A2A, 5.43%, 9/21/2026	77,489,000	77,457,648
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class A2A, 5.74%, 9/16/2026	34,683,830	34,693,406
Series 2024-1, Class A2A, 5.12%, 2/16/2027	36,515,000	36,405,404
Series 2024-2, Class A2A, 5.33%, 3/16/2027	27,845,000	27,794,275
Goldentree Loan Management US CLO Ltd. (Cayman Islands)
Series 2022-12A, Class X, 6.32%, 4/20/2034 (a) (e)	1,200,000	1,199,864
Series 2022-14A, Class X, 6.52%, 7/20/2035 (a) (e)	461,250	461,439
Greenwood Park CLO Ltd.
Series 2018-1A, Class A2, 6.60%, 4/15/2031 (a) (e)	2,783,584	2,788,374
Series 2018-1A, Class A1, 6.62%, 4/15/2031 (a) (e)	1,669,215	1,670,190
Honda Auto Receivables Owner Trust Series 2023-1, Class A2, 5.22%, 10/21/2025	27,805,513	27,771,365
Hyundai Auto Receivables Trust
Series 2021-A, Class A3, 0.38%, 9/15/2025	1,467,123	1,461,305
Series 2023-B, Class A2A, 5.77%, 5/15/2026	49,220,183	49,247,702
Series 2023-A, Class A3, 4.58%, 4/15/2027	28,345,000	28,064,954
Series 2024-A, Class A2A, 5.29%, 4/15/2027	27,018,000	26,967,098
Series 2021-A, Class A4, 0.62%, 5/17/2027	12,390,000	12,064,857
ICG US CLO Ltd. (Cayman Islands)
Series 2016-1A, Class XRR, 6.49%, 4/29/2034 (a) (e)	1,473,688	1,473,542
Series 2014-1A, Class XR, 6.39%, 10/20/2034 (a) (e)	466,667	466,567
KKR CLO Ltd. (Cayman Islands)
Series 23, Class A1, 6.74%, 10/20/2031 (a) (e)	4,134,487	4,142,334
Series 24, Class A1R, 6.67%, 4/20/2032 (a) (e)	10,000,000	10,010,710
KKR Financial CLO Ltd. (Cayman Islands) Series 2013-1A, Class A1R2, 6.42%, 4/15/2029 (a) (e)	33,283,771	33,283,771
KKR Static CLO Ltd. (Cayman Islands) Series 2022-1A, Class AR, 6.71%, 7/20/2031 (a) (e)	9,315,622	9,334,878
Kubota Credit Owner Trust Series 2022-1A, Class A3, 2.67%, 10/15/2026 (a)	67,120,287	65,689,639
LCM LP (Cayman Islands) Series 14A, Class AR, 6.63%, 7/20/2031 (a) (e)	14,680,383	14,706,411

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
LCM Ltd. (Cayman Islands)
Series 24A, Class AR, 6.57%, 3/20/2030 (a) (e)	13,074,267	13,083,655
Series 25A, Class AR, 6.42%, 7/20/2030 (a) (e)	12,209,226	12,220,605
Series 26A, Class A1, 6.66%, 1/20/2031 (a) (e)	7,974,139	7,988,022
Series 29A, Class AR, 6.66%, 4/15/2031 (a) (e)	10,000,000	10,014,490
Madison Park Funding Ltd. (Cayman Islands)
Series 2015-17A, Class AR2, 6.59%, 7/21/2030 (a) (e)	3,982,532	3,991,512
Series 2015-18A, Class ARR, 6.53%, 10/21/2030 (a) (e)	46,866,961	46,965,241
Series 13A, Class AR, 6.48%, 11/21/2030 (a) (e)	53,242,418	53,325,263
Series 2021-52A, Class X, 6.49%, 1/22/2035 (a) (e)	1,315,789	1,315,662
Magnetite Ltd. (Cayman Islands)
Series 2015-15A, Class AR, 6.60%, 7/25/2031 (a) (e)	2,934,313	2,941,021
Series 2015-12A, Class AR4, 6.48%, 10/15/2031 (a) (e)	13,559,951	13,593,661
Series 2020-25A, Class A, 6.79%, 1/25/2032 (a) (e)	25,660,395	25,730,884
Mercedes-Benz Auto Receivables Trust Series 2023-1, Class A2, 5.09%, 1/15/2026	10,076,238	10,068,521
Neuberger Berman CLO (Cayman Islands) Series 2013-15A, Class A1R2, 6.51%, 10/15/2029 (a) (e)	28,919,923	28,962,926
Neuberger Berman CLO Ltd. (Cayman Islands)
Series 2013-14A, Class AR2, 6.62%, 1/28/2030 (a) (e)	10,396,677	10,409,039
Series 2017-16SA, Class XR, 6.39%, 4/15/2034 (a) (e)	1,875,000	1,874,179
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2017-26A, Class AR, 6.51%, 10/18/2030 (a) (e)	24,272,035	24,302,836
Series 2019-31A, Class AR, 6.63%, 4/20/2031 (a) (e)	17,150,000	17,184,180
Series 2020-37A, Class AR, 6.56%, 7/20/2031 (a) (e)	25,055,231	25,091,286
Series 2021-40A, Class A, 6.65%, 4/16/2033 (a) (e)	6,000,000	6,011,700
Newark BSL CLO Ltd. (Cayman Islands)
Series 2016-1A, Class A1R, 6.69%, 12/21/2029 (a) (e)	15,099,107	15,114,130
Series 2017-1A, Class A1R, 6.56%, 7/25/2030 (a) (e)	24,160,465	24,194,966
Nissan Auto Receivables Owner Trust Series 2022-B, Class A3, 4.46%, 5/17/2027	9,046,000	8,957,599
OCP CLO Ltd. (Cayman Islands)
Series 2017-13A, Class A1AR, 6.55%, 7/15/2030 (a) (e)	37,544,459	37,580,953
Series 2014-6A, Class A1R2, 6.47%, 10/17/2030 (a) (e)	40,000,000	40,006,560
Series 2017-14A, Class A1A, 6.74%, 11/20/2030 (a) (e)	2,879,848	2,882,569
Series 2018-15A, Class A1, 6.69%, 7/20/2031 (a) (e)	1,611,537	1,614,936
Series 2020-8RA, Class A1, 6.80%, 1/17/2032 (a) (e)	34,916,453	34,986,915
Series 2019-17A, Class A1R, 6.63%, 7/20/2032 (a) (e)	13,000,000	13,020,631
Series 2020-18A, Class AR, 6.68%, 7/20/2032 (a) (e)	8,953,500	8,966,868
Series 2015-9A, Class X, 6.08%, 1/15/2033 (a) (e)	500,000	499,952
Octagon Investment Partners Ltd. (Cayman Islands)
Series 2017-1A, Class A1R, 6.59%, 3/17/2030 (a) (e)	26,641,352	26,671,723
Series 2018-1A, Class A1A, 6.65%, 1/20/2031 (a) (e)	7,479,586	7,487,133
OHA Credit Partners Ltd. (Cayman Islands) Series 2016-13A, Class XR, 6.44%, 10/25/2034 (a) (e)	750,000	749,391
OSD CLO Ltd. (Cayman Islands) Series 2021-23A, Class A, 6.45%, 4/17/2031 (a) (e)	6,589,723	6,590,593
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2021-1A, Class A1, 6.49%, 4/20/2029 (a) (e)	213,027	213,187
Series 2021-2A, Class A1, 6.39%, 5/20/2029 (a) (e)	9,351,397	9,355,484
Series 2021-4A, Class A1, 6.39%, 10/15/2029 (a) (e)	14,102,459	14,113,036
Series 2022-1A, Class A1, 6.38%, 4/15/2030 (a) (e)	22,289,383	22,318,382
Series 2022-3A, Class A1AR, 6.43%, 4/15/2031 (a) (e)	58,654,376	58,686,929
Series 2024-3A, Class A1, 0.00%, 8/8/2032 (a) (e) (f)	52,875,000	52,875,000

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Porsche Financial Auto Securitization Trust Series 2023-1A, Class A2, 5.42%, 12/22/2026 (a)	15,244,293	15,233,899
Rad CLO Ltd. (Cayman Islands) Series 2020-7A, Class A1R, 6.67%, 4/17/2036 (a) (e)	22,750,000	22,863,750
Santander Drive Auto Receivables Trust
Series 2023-2, Class A3, 5.21%, 7/15/2027	8,496,000	8,471,447
Series 2023-3, Class A3, 5.61%, 10/15/2027	16,042,000	16,025,331
SBNA Auto Lease Trust Series 2024-B, Class A2, 5.67%, 11/20/2026 (a)	40,240,000	40,260,671
SBNA Auto Receivables Trust Series 2024-A, Class A2, 5.70%, 3/15/2027 (a)	7,122,000	7,114,864
Sculptor CLO Ltd. (Cayman Islands) Series 27A, Class X, 6.64%, 7/20/2034 (a) (e)	3,000,000	3,000,555
Sound Point CLO II Ltd. (Cayman Islands) Series 2013-1A, Class A1R, 6.66%, 1/26/2031 (a) (e)	1,764,080	1,764,638
Sound Point CLO Ltd. (Cayman Islands) Series 2019-1A, Class AR, 6.67%, 1/20/2032 (a) (e)	7,268,000	7,277,914
Symphony CLO Ltd. (Cayman Islands)
Series 2018-19A, Class A, 6.55%, 4/16/2031 (a) (e)	9,395,408	9,414,593
Series 2020-24A, Class AR, 6.53%, 1/23/2032 (a) (e)	43,541,670	43,594,137
Symphony Static CLO Ltd. (Cayman Islands) Series 2021-1A, Class A, 6.42%, 10/25/2029 (a) (e)	22,838,198	22,860,511
TCI-Symphony CLO Ltd. (Cayman Islands) Series 2017-1A, Class AR, 6.52%, 7/15/2030 (a) (e)	14,903,654	14,924,593
Tesla Auto Lease Trust
Series 2023-A, Class A2, 5.86%, 8/20/2025 (a)	18,118,364	18,127,410
Series 2024-A, Class A2A, 5.37%, 6/22/2026 (a)	32,890,000	32,812,975
THL Credit Wind River CLO Ltd. (Cayman Islands) Series 2014-2A, Class AR, 6.73%, 1/15/2031 (a) (e)	15,871,452	15,879,816
Toyota Lease Owner Trust Series 2023-A, Class A2, 5.30%, 8/20/2025 (a)	21,673,081	21,651,941
Venture CLO Ltd. (Cayman Islands) Series 2021-43A, Class X, 6.64%, 4/15/2034 (a) (e)	3,333,333	3,332,987
Verizon Master Trust Series 2024-1, Class A1A, 5.00%, 12/20/2028	78,273,000	77,831,204
Volkswagen Auto Lease Trust Series 2023-A, Class A3, 5.81%, 10/20/2026	27,432,000	27,541,561
Volkswagen Auto Loan Enhanced Trust
Series 2023-1, Class A2A, 5.50%, 12/21/2026	70,469,753	70,398,339
Series 2023-2, Class A2A, 5.72%, 3/22/2027	115,881,994	115,944,129
Voya CLO Ltd. (Cayman Islands) Series 2017-3A, Class XR, 6.44%, 4/20/2034 (a) (e)	1,523,810	1,523,657
Wheels Fleet Lease Funding LLC Series 2024-1A, Class A2, 6.15%, 2/18/2039 (a) (e)	22,000,000	22,006,884
World Omni Auto Receivables Trust
Series 2021-A, Class A3, 0.30%, 1/15/2026	5,519,008	5,467,517
Series 2024-A, Class A2A, 5.05%, 4/15/2027	80,097,000	79,829,700
Total Asset-Backed Securities (Cost $3,228,606,115)		3,232,139,813
U.S. Treasury Obligations — 2.3%
U.S. Treasury Notes 0.38%, 7/15/2024 (Cost $525,717,656)	528,400,000	525,345,188
Commercial Mortgage-Backed Securities — 0.0% ^
Benchmark Mortgage Trust Series 2018-B3, Class A2, 3.85%, 4/10/2051	495,611	488,241
Citigroup Commercial Mortgage Trust Series 2018-B2, Class A2, 3.79%, 3/10/2051	2,847,913	2,842,634
Wells Fargo Commercial Mortgage Trust Series 2018-C46, Class A2, 4.06%, 8/15/2051	2,693,279	2,685,990
Total Commercial Mortgage-Backed Securities (Cost $6,237,563)		6,016,865
Short-Term Investments — 30.0%
Certificates of Deposits — 11.8%
Bank of Montreal (Canada) , 5.85%, 7/12/2024	49,536,000	49,554,206
Bank of Nova Scotia (The) (Canada) , 6.05%, 6/28/2024	3,636,000	3,637,207
Barclays Bank plc (United Kingdom) , 6.00%, 8/8/2024	103,000,000	103,056,130
Bayerische Landesbank (Germany) , 5.10%, 1/10/2025	400,000	398,758

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Short-Term Investments — continued
Certificates of Deposits — continued
BNP Paribas SA (France)
5.95%, 9/12/2024	108,749,000	108,842,557
5.95%, 10/3/2024	36,792,000	36,829,864
5.34%, 10/8/2024	88,055,000	87,989,700
(SOFR + 0.31%), 5.64%, 3/7/2025 (b)	27,002,000	27,006,663
(SOFR + 0.56%), 5.89%, 8/8/2025 (b)	38,432,000	38,486,764
Canadian Imperial Bank of Commerce (Canada)
6.01%, 6/28/2024	89,201,000	89,227,510
(SOFR + 0.30%), 5.63%, 3/4/2025 (b)	2,295,000	2,295,657
Cooperatieve Rabobank UA (Netherlands) , 5.95%, 9/12/2024	34,713,000	34,741,460
Credit Agricole Corporate and Investment Bank (France) (SOFR + 0.60%), 5.93%, 8/1/2025 (b)	30,536,000	30,616,221
Credit Industriel et Commercial (France) , 5.60%, 4/29/2025	28,649,000	28,671,208
First Abu Dhabi Bank USA NV (SOFR + 0.27%), 5.60%, 11/7/2024 (b)	64,341,000	64,361,776
Kookmin Bank (South Korea) (SOFR + 0.56%), 5.89%, 5/27/2025 (b)	54,892,000	54,872,795
Lloyds Bank Corporate Markets plc (United Kingdom) , 6.07%, 10/2/2024	110,821,000	110,977,957
Lloyds Bank plc (United Kingdom) (SOFR + 0.57%), 5.90%, 10/30/2025 (b)	16,750,000	16,766,316
Mitsubishi UFJ Trust & Banking Corp. (Japan)
(SOFR + 0.50%), 5.83%, 7/5/2024 (b)	28,650,000	28,660,469
(SOFR + 0.39%), 5.72%, 4/3/2025 (b)	114,825,000	114,881,601
National Australia Bank Ltd. (Australia) (SOFR + 0.52%), 5.85%, 10/16/2024 (b)	122,345,000	122,500,508
Natixis SA (France) (SOFR + 0.59%), 5.92%, 8/8/2025 (b)	31,855,000	31,928,931
Nordea Bank Abp (Finland)
(SOFR + 0.27%), 5.60%, 2/27/2025 (b)	53,902,000	53,917,164
(SOFR + 0.30%), 5.63%, 3/21/2025 (b)	107,263,000	107,308,627
Norinchukin Bank (The) (Japan) (SOFR + 0.21%), 5.54%, 7/19/2024 (b)	159,306,000	159,328,910
Northern Trust Co. (The) , 5.40%, 9/20/2024	25,802,000	25,791,392
Skandinaviska Enskilda Banken AB (Sweden)
(SOFR + 0.30%), 5.63%, 3/7/2025 (b)	38,571,000	38,577,944
5.38%, 3/19/2025	87,423,000	87,273,652
Sumitomo Mitsui Banking Corp. (Japan)
(SOFR + 0.70%), 6.02%, 6/6/2024 (b)	226,669,000	226,690,364
(SOFR + 0.72%), 6.05%, 8/7/2024 (b)	48,274,000	48,327,287
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.23%), 5.56%, 10/31/2024 (b)	26,011,000	26,017,178
(SOFR + 0.35%), 5.68%, 1/23/2025 (b)	61,725,000	61,769,139
(SOFR + 0.28%), 5.61%, 2/26/2025 (b)	95,628,000	95,634,696
5.39%, 3/19/2025	79,261,000	79,147,557
Toronto-Dominion Bank (The) (Canada)
5.95%, 9/13/2024	100,000,000	100,076,312
6.00%, 9/20/2024	41,785,000	41,825,930
5.33%, 3/18/2025	88,059,000	87,894,311
Wells Fargo Bank NA (SOFR + 0.60%), 5.93%, 11/4/2024 (b)	123,732,000	123,951,128
Westpac Banking Corp. (Australia)
(SOFR + 0.27%), 5.60%, 2/21/2025 (b)	173,820,000	173,823,283
5.40%, 4/9/2025	39,062,000	39,032,003
Total Certificates of Deposit (Cost $2,761,771,976)		2,762,691,135

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Short-Term Investments — continued
Commercial Paper — 14.3%
American Electric Power Co., Inc.
5.70%, 9/23/2024 (a) (g)	43,584,000	42,803,170
5.70%, 9/26/2024 (a) (g)	25,000,000	24,540,346
ANZ New Zealand Int'l Ltd. (New Zealand) 5.24%, 10/22/2024 (a)	49,466,000	48,402,679
Australia & New Zealand Banking Group Ltd. (Australia)
5.66%, 6/7/2024 (a) (g)	82,000,000	81,915,176
5.94%, 8/16/2024 (a)	2,883,000	2,850,380
Banco Santander SA (Spain) 5.27%, 10/11/2024 (a)	69,900,000	68,502,568
Bank of Montreal (Canada) (SOFR + 0.55%), 5.88%, 11/5/2024 (b)	82,000,000	82,133,321
BofA Securities, Inc.
5.38%, 2/26/2025 (g)	3,500,000	3,358,813
5.56%, 5/29/2025	107,609,000	101,878,532
Brookfield Corporate Treasury Ltd. (Canada)
5.85%, 6/25/2024 (a) (g)	60,070,000	59,832,408
5.90%, 6/26/2024 (a)	11,260,000	11,213,675
5.90%, 6/28/2024 (a) (g)	96,991,000	96,561,141
Coca-Cola Co. (The)
5.36%, 9/16/2024 (a) (g)	9,882,000	9,726,791
5.40%, 11/13/2024 (a)	46,482,000	45,347,175
Commonwealth Bank of Australia (Australia) 5.93%, 7/22/2024 (a)	132,398,000	131,378,300
Credit Agricole Corporate and Investment Bank (France) 5.30%, 10/4/2024 (g)	116,606,000	114,440,510
Credit Industriel et Commercial (France) 5.17%, 2/6/2025 (a) (g)	73,221,000	70,429,463
CRH America Finance, Inc.
6.01%, 6/18/2024 (a)	10,387,000	10,358,477
5.68%, 6/21/2024 (a) (g)	5,500,000	5,482,325
DNB Bank ASA (Norway)
5.14%, 2/7/2025 (a) (g)	142,168,000	136,943,326
5.49%, 5/29/2025 (a)	98,389,000	93,236,061
Eidp, Inc. 5.73%, 12/13/2024 (a) (g)	13,774,000	13,365,975
Enel Finance America LLC (Italy)
5.72%, 11/4/2024 (a)	16,328,000	15,929,946
5.73%, 11/18/2024 (a)	26,696,000	25,987,154
Entergy Corp. 5.70%, 7/9/2024 (a) (g)	20,107,000	19,985,758
First Abu Dhabi Bank PJSC (United Arab Emirates)
5.39%, 8/8/2024 (a)	22,621,000	22,387,740
5.33%, 10/8/2024 (a) (g)	193,918,000	190,120,260
5.56%, 2/28/2025 (a) (g)	70,000,000	67,198,209
General Motors Financial Co. Inc 5.70%, 11/27/2024 (a)	10,995,000	10,682,192
General Motors Financial Co., Inc.
6.00%, 6/5/2024 (a) (g)	16,800,000	16,787,273
5.65%, 6/24/2024 (a) (g)	4,500,000	4,483,298
Glencore Funding LLC (Australia)
5.74%, 7/8/2024 (a) (g)	14,792,000	14,703,199
5.76%, 8/30/2024 (a)	73,700,000	72,660,523
Henkel Corp. (Germany)
5.46%, 9/10/2024 (a) (g)	26,100,000	25,708,361
5.45%, 10/18/2024 (a) (g)	20,796,000	20,367,102
5.51%, 10/30/2024 (a) (g)	1,985,000	1,940,586

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Short-Term Investments — continued
Commercial Paper — continued
Henkel of America, Inc. (Germany)
5.46%, 9/30/2024 (a)	33,047,000	32,452,394
5.55%, 11/25/2024 (a)	47,595,000	46,349,943
5.47%, 11/26/2024 (a)	14,333,000	13,955,975
HSBC USA, Inc.
6.25%, 6/6/2024 (a) (g)	52,663,000	52,615,979
5.65%, 2/7/2025 (a)	30,000,000	28,868,142
5.92%, 5/20/2025 (a)	33,408,000	31,648,190
ING US Funding LLC (Netherlands)
5.89%, 6/14/2024 (g)	70,379,000	70,232,952
5.91%, 7/19/2024 (a) (g)	94,619,000	93,926,598
L3Harris Technologies, Inc.
6.32%, 8/27/2024 (a) (g)	33,020,000	32,569,015
6.22%, 8/29/2024 (a) (g)	12,500,000	12,325,313
LVMH Moet Hennessy Louis Vuitton SE (France)
5.42%, 1/3/2025 (a)	20,882,000	20,220,299
5.40%, 1/6/2025 (a) (g)	50,000,000	48,394,510
5.38%, 3/17/2025 (a)	35,209,000	33,734,323
LVMH Moet Hennessy Louis Vuitton, Inc. (France)
5.83%, 7/23/2024 (a) (g)	11,200,000	11,112,026
5.81%, 11/7/2024 (a)	6,955,000	6,791,274
Macquarie Bank Ltd (Australia) 5.43%, 10/22/2024 (a)	24,428,000	23,893,515
Macquarie Bank Ltd. (Australia)
6.00%, 8/20/2024 (a) (g)	19,877,000	19,631,335
5.77%, 11/20/2024 (a)	83,000,000	80,837,508
5.37%, 4/4/2025 (a) (g)	69,803,000	66,634,278
Macquarie International Finance Ltd. (Australia) 5.54%, 1/31/2025	8,268,000	7,965,792
National Bank of Canada (Canada) 5.47%, 4/30/2025 (a) (g)	29,000,000	27,584,599
NatWest Markets plc (United Kingdom) 5.31%, 10/23/2024 (a)	40,100,000	39,243,304
Philip Morris International, Inc. 5.51%, 6/4/2024 (a) (g)	1,200,000	1,199,289
Podium Funding Trust (Canada) (SOFR + 0.26%), 5.59%, 12/6/2024 (b)	57,500,000	57,498,015
Sempra 5.68%, 11/12/2024 (a) (g)	94,000,000	91,580,871
Skandinaviska Enskilda Banken AB (Sweden)
5.53%, 4/22/2025 (a) (g)	30,000,000	28,572,518
5.53%, 4/23/2025 (a) (g)	91,671,000	87,296,608
Societe Generale SA (France)
5.90%, 6/21/2024 (a) (g)	31,600,000	31,502,451
5.54%, 5/29/2025 (a)	69,544,000	65,864,518
Standard Chartered Bank (United Kingdom)
6.05%, 8/13/2024 (a) (g)	40,071,000	39,630,709
6.08%, 8/27/2024 (a)	6,290,000	6,207,144
5.36%, 2/14/2025 (a) (g)	85,143,000	81,898,084
Suncorp-Metway Ltd. (Australia) 5.44%, 7/2/2024 (a) (g)	17,895,000	17,809,719
Svenska Handelsbanken AB (Sweden) 6.00%, 8/22/2024 (a) (g)	67,788,000	66,958,981
Swedbank AB (Sweden) 5.33%, 7/1/2024 (g)	3,200,000	3,185,433
Telstra Group Ltd. (Australia)
5.58%, 6/12/2024 (a)	4,957,000	4,948,103
6.14%, 9/6/2024 (a) (g)	22,200,000	21,859,317

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Short-Term Investments — continued
Commercial Paper — continued
TELUS Corp. (Canada) 5.82%, 6/12/2024 (a)	14,887,000	14,859,915
Toronto-Dominion Bank (The) (Canada) 5.98%, 8/23/2024 (a) (g)	93,960,000	92,785,926
Total Finance USA, Inc. (France) 5.42%, 6/24/2024 (a) (g)	7,800,000	7,772,156
Westpac Banking Corp. (Australia) 5.91%, 9/13/2024 (a) (g)	57,366,000	56,474,198
Total Commercial Paper (Cost $3,343,978,750)		3,342,533,432
	SHARES
Investment Companies — 2.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (h) (i) (Cost $662,393,409)	662,393,409	662,393,409
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (h) (i)	4,706,970	4,707,441
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (h) (i)	1,062,896	1,062,896
Total Investment of Cash Collateral from Securities Loaned (Cost $5,770,337)		5,770,337
	PRINCIPAL AMOUNT($)
Repurchase Agreements — 1.0%
Wells Fargo Securities LLC, 5.78%, dated 5/31/2024, due 9/06/2024, repurchase price $243,776,267, collateralized by Collateralized Mortgage Obligations, 0.20% - 11.71%, due 8/25/2028 - 6/25/2069, Municipal Debt Securities, 0.00% - 5.00%, due 7/1/2032 - 12/1/2040 and Sovereign Government Securities, 5.00%, due 3/16/2026 with the value of $265,694,451. (Cost $240,000,000)	240,000,000	240,000,000
Total Short-Term Investments (Cost $7,013,914,472)		7,013,388,313
Total Investments — 100.0% (Cost $23,363,432,200)		23,362,876,214
Other Assets Less Liabilities — 0.0% ^		8,576,948
NET ASSETS — 100.0%		23,371,453,162

Percentages indicated are based on net assets.

Abbreviations
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate

^	Amount rounds to less than 0.1% of net assets.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2024.
(c)	The security or a portion of this security is on loan at May 31, 2024. The total value of securities on loan at May 31, 2024 is $5,634,772.
(d)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2024.

(e)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2024.

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	The rate shown is the effective yield as of May 31, 2024.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of May 31, 2024.

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset value per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$3,232,139,813	$—	$3,232,139,813
Commercial Mortgage-Backed Securities	—	6,016,865	—	6,016,865
Corporate Bonds	—	12,585,986,035	—	12,585,986,035
U.S. Treasury Obligations	—	525,345,188	—	525,345,188
Short-Term Investments
Certificates of Deposits	—	2,762,691,135	—	2,762,691,135

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Commercial Paper	$—	$3,342,533,432	$—	$3,342,533,432
Investment Companies	662,393,409	—	—	662,393,409
Investment of Cash Collateral from Securities Loaned	5,770,337	—	—	5,770,337
Repurchase Agreements	—	240,000,000	—	240,000,000
Total Short-Term Investments	668,163,746	6,345,224,567	—	7,013,388,313
Total Investments in Securities	$668,163,746	$22,694,712,468	$—	$23,362,876,214
There were no significant transfers into or out of level 3 for the period ended May 31, 2024.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2024	Shares at May 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (a) (b)	$27,711,282	$32,000,000	$55,000,000	$(3,841)	$—	$4,707,441	4,706,970	$178,662	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	4,046,410	14,966,211	17,949,725	—	—	1,062,896	1,062,896	28,987	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	1,101,895,063	2,858,382,612	3,297,884,266	—	—	662,393,409	662,393,409	9,553,475	—
Total	$1,133,652,755	$2,905,348,823	$3,370,833,991	$(3,841)	$—	$668,163,746		$9,761,124	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2024.